Basis of Presentation and General Information - List of subsidiaries owning vessels under construction (Table) (Details)	12 Months Ended
Dec. 31, 2024
Star Thundera LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	November 2025
Star Caldera LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	December 2025
Star Tera LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	June 2026
Star Nova LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	August 2026
Star Affinity LLC [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Shipyard	Qingdao Shipyard Co. Ltd.
Expected Delivery Date	April 2026
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
DWT	410,000